Thrivent Moderately Conservative Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Investment Objective
Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent Moderately Conservative Allocation Portfolio Class A
Maximum Sales Charge (Load)
Maximum Deferred Sales Charge (Load)

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thrivent Moderately Conservative Allocation Portfolio Class A
Management Fees	0.41%
Other Expenses	0.03%
Acquired (Underlying) Portfolio Fees and Expenses	0.20%
Total Annual Portfolio Operating Expenses	0.64%

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Thrivent Moderately Conservative Allocation Portfolio Class A	65	205	357	798

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Portfolios. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 182% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds. While the Portfolio does not pay transaction costs for buying and selling shares of the Underlying Portfolios, the Portfolio will indirectly bear the expenses associated with portfolio turnover of the Underlying Portfolios.
Principal Strategies
The Portfolio pursues its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, debt securities and equity securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style (such as growth or value), or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Portfolio may also enter into credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

The Portfolio will generally make the following allocations between the broad asset categories listed below.

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	63%	35-75%
Equity Securities	37%	25-65%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders.

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio
Other
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Other
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Natural Resources Portfolio

Short-Term Debt Securities
Money Market
Thrivent Money Market Portfolio
Thrivent Cash Management Trust

Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio's investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the fixed income markets would have a material adverse effect on the Portfolio's total returns given its significant allocation to fixed income securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks may include, among others, market risk, credit risk, interest rate risk, high yield risk, issuer risk, volatility risk, foreign securities risk, real estate industry risk and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio's operating expenses as well as the Portfolio's share of the Underlying Portfolios' operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio's portfolio is exposed will affect the market prices of the company's securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time, debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio's portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio's portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities to which the Portfolio's portfolio is exposed are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Natural Resources Industry Risk. To the extent the Portfolio is exposed to the natural resources sector, the Portfolio would be subject to the risks associated with natural resource investments in addition to the general risk of the securities market. The Portfolio therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Portfolio would perform poorly during a downturn in natural resource prices.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA—USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+11.68%
Worst Quarter:	Q4 ‘08	-11.52%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2014)
Average Annual Total Returns Thrivent Moderately Conservative Allocation Portfolio	1 Year	5 Years	Since Inception	Inception Date
Class A	5.32%	7.03%	5.62%	Apr. 29, 2005
S&P 500 Index (reflects no deduction for fees, expense and taxes)	13.69%	15.45%	8.40%	Apr. 29, 2005
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expense and taxes)	5.97%	4.45%	4.77%	Apr. 29, 2005
MSCI All Country World Index ex-USA—USD Net Returns (reflects no deduction for fees, expenses or taxes)	(3.87%)	4.43%	5.56%	Apr. 29, 2005